Restricted net assets and parent company only condensed financial information	12 Months Ended
Dec. 31, 2021
Restricted net assets and parent company only condensed financial information
Restricted net assets and parent company only condensed financial information

35.Restricted net assets and parent company only condensed financial information

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries and VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

In accordance with the PRC laws and regulations, statutory reserve funds shall be made and can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations that require annual appropriation of 10% of net after-tax profits to be set aside prior to payment of dividends as statutory surplus fund, unless such reserve fund reaches 50% of the entity’s registered capital, VIEs and subsidiaries of VIEs are restricted in their ability to transfer a portion of their net assets to the Company. Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency at the time of requesting such conversion may temporarily delay the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

The Company performs a test on the restricted net assets of its consolidated subsidiaries, VIEs and subsidiaries of VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3) “General Notes to Financial Statements” and concludes that the condensed financial information for the parent company is required to be presented.

35.Restricted net assets and parent company only condensed financial information (Continued)

(a)	Balance sheets

	As of December 31,
	2019	2020	2021	2021
	RMB’000	RMB’000	RMB’000	US$’000
	Note 2.4.3	Note 2.4.3		Note 2.5(d)
	(Restated)	(Restated)
ASSETS
Non-current assets
Interests in subsidiaries	223,464	728,152	1,138,922	178,722
Financial assets at fair value through profit or loss	—	—	25,503	4,002
Prepayments	4,172	—	19,766	3,102
Total non-current assets	227,636	728,152	1,184,191	185,826
Current assets
Other receivables and prepayments	645	12,116	7,170	1,125
Amounts due from Group companies	4,674	6,982	6,713	1,053
Financial assets at fair value through profit or loss	—	31,953	91,562	14,368
Derivative financial instruments	—	196	—	—
Cash and cash equivalents	122,104	941,541	44,691	7,013
Total current assets	127,423	992,788	150,136	23,559
Total assets	355,059	1,720,940	1,334,327	209,385
LIABILITIES
Non-current liabilities
Financial instruments with preferred rights	2,106,334	—	—	—
Amounts due to Group companies	—	—	75,457	11,841
Total non-current liabilities	2,106,334	—	75,457	11,841
Current liabilities
Other payables and accruals	26,492	27,838	51,837	8,134
Amounts due to Group companies	530	533	1,442	226
Amounts due to other related parties	34	24	—	—
Total current liabilities	27,056	28,395	53,279	8,360
Total liabilities	2,133,390	28,395	128,736	20,201
Net (liabilities)/assets	(1,778,331)	1,692,545	1,205,591	189,184
SHAREHOLDERS’ (DEFICIT)/EQUITY
Share capital	17	59	61	9
Share premium	—	6,657,562	6,711,234	1,053,139
Treasury shares	(3,578)	—	—	—
Other reserves	69,207	(24,701)	(69,091)	(10,841)
Accumulated losses	(1,843,977)	(4,940,375)	(5,436,613)	(853,123)
Total shareholders’ (deficit)/equity	(1,778,331)	1,692,545	1,205,591	189,184

35.Restricted net assets and parent company only condensed financial information (Continued)

(b)	Statements of loss

	Year ended December 31,
	2019	2020	2021	2021
	RMB’000	RMB’000	RMB’000	US$’000
	Note 2.4.3	Note 2.4.3		Note 2.5(d)
	(Restated)	(Restated)
Administrative expenses	(18,199)	(19,480)	(51,124)	(8,022)
Other income and gains - net	—	833	385	60
Finance costs - net	(6,303)	(1,230)	(479)	(75)
Financial instruments with preferred rights
- loss on fair value changes	(208,869)	(2,823,370)	—	—
- other loss	(26,542)	—	—	—
Equity method on loss of subsidiaries	(416,121)	(225,796)	(445,020)	(69,834)
Loss before income tax	(676,034)	(3,069,043)	(496,238)	(77,871)
Income tax expense	—	—	—	—
Loss for the year	(676,034)	(3,069,043)	(496,238)	(77,871)

35.Restricted net assets and parent company only condensed financial information (Continued)

(c)	Statements of cash flows

	Year ended December 31,
	2019	2020	2021	2021
	RMB’000	RMB’000	RMB’000	US$’000
				Note 2.5(d)
Cash flows from operating activities
Cash used in operations	(10,805)	(36,241)	(35,706)	(5,603)
Net cash used in operating activities	(10,805)	(36,241)	(35,706)	(5,603)
Cash flows from investing activities
Investment in subsidiaries	(231,062)	(1,006,010)	(886,610)	(139,129)
Purchase of wealth management products	—	(21,858)	(274,955)	(43,146)
Redemption of wealth management products	—	—	199,096	31,243
Investment income from wealth management products	—	—	1,467	230
Purchase of equity security	—	(13,721)	—	—
Purchase of other investments	—	—	(25,894)	(4,063)
Purchase of derivative financial instruments	—	(68,078)	(350,744)	(55,039)
Settlement of derivative financial instruments	—	69,628	359,165	56,360
Others	—	(294)	(66)	(10)
Net cash used in investing activities	(231,062)	(1,040,333)	(978,541)	(153,554)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	18	1,676,816	—	—
Proceeds from ADS depository	—	23,069	—	—
Proceeds from issuance of financial instruments with preferred rights	456,568	70,026	—	—
Issuance costs of financial instruments with preferred rights	(6,303)	—	—	—
Repurchase of ordinary shares	(54,479)	(4,102)	—	—
Repurchase of financial instruments with preferred rights	(43,279)	—	—	—
Proceeds from investors to the Company	15,000	299,051	48,617	7,629
Proceeds from exercise of awards	—	—	2,169	340
Proceeds from loans from Group companies	—	—	75,457	11,841
Payments in relation to listing expenses	(1,081)	(21,691)	—	—
Net cash generated from financing activities	366,444	2,043,169	126,243	19,810
Net increase/(decrease) in cash and cash equivalents	124,577	966,595	(888,004)	(139,347)
Cash and cash equivalents at beginning of year	—	122,104	941,541	147,748
Exchange differences on cash and cash equivalents	(2,473)	(147,158)	(8,846)	(1,388)
Cash and cash equivalents at end of year	122,104	941,541	44,691	7,013

(d)	The Company did not have any significant guarantees, capital or other commitments as of December 31, 2020 and 2021. The VIEs and subsidiaries of VIEs did not pay any dividends to the Company for the reported periods.